Supplemental Oil and Gas Reserve Information (Unaudited) (Results of Operations From Oil and gas Producing Activities) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Production revenues	$ 2,461,727	$ 4,878,722
Production costs	(2,661,258)	(4,501,940)
Depletion and depreciation	(254,329)	(1,108,039)
Income tax	158,851	255,940
Results of operations for producing activities	$ (295,009)	$ (475,317)